ORGANIZATION NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 21, 2017	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Jan. 01, 2020	Dec. 19, 2018	Mar. 23, 2017	Feb. 28, 2017
REVENUE		$ 13,071,800	$ 11,619,076	$ 56,239,667	$ 55,406,337
Net income (loss)		203,347	(2,173,903)	(7,961,649)	820,786	$ 820,786
NET CASH USED IN OPERATING ACTIVITIES		2,337,276	665,339	7,097,174	11,501,718
WORKING CAPITAL DEFICIT				(10,950,492)
Accumulated deficit		34,142,159		34,345,506	18,750,824	18,750,824
TOTAL STOCKHOLDERS' EQUITY		5,151,001	(2,804,680)	4,379,463	(4,161,013)	(4,161,013)	$ (6,460,829)
Accumulated depreciation				7,393
Goodwill and intangible assets				4,772
Salaries and wages			531,556		2,082,453
Customer deposits			1,333
Allowance for doubtful accounts		1,668,893		1,702,743
VAT net payable balance		376,656		400,616
Depreciation expense		84,884	71,471	319,337	240,886
Amortization expense		8,158	8,158	33,085	33,176
Reverse stock split, description	the Company effected a one-for-ten (1:10) reverse stock split whereby the Company decreased, by a ratio of one-for-ten (1:10) the number of issued and outstanding shares of common stock.
Customer deposits					22,340	22,340
Accounts Payable					230,505	230,505
Reclassified Liabilities, Current					502,869	502,869
Bad debt expenses				$ 1,087,339	96,237
Income tax term				5 years
Allowance for doubtful accounts				$ 1,702,743	715,845
Cash on hand				25,773	31,604	31,604
Accumulated deficit		(34,142,159)		(34,345,506)	(18,750,824)	(18,750,824)
Net Cash Provided By Used In Operating Activitie		(2,337,276)	(665,339)	(7,097,174)	(11,501,718)
Prepaid expenses and other current assets				400,616	159,198	159,198
Goodwill		49,697		49,697	49,697	49,697		$ 49,697
Potential retirement and termination benefits liability				$ 0	107,167	107,167
Periodic inventory level, percentage				100.00%
Description of Potential retirement and termination benefits liability				If an employee remains with the company until full-benefit retirement, the employee is entitled to a lump-sum equal to 40% of the compensation to be received if the employee were to be dismissed on the same day.
Import/export license [Member]
Estimated Useful Life				5 years
Equity securities - Pancreta Bank [Member]
Additional investments in equity securities		$ 5,729
United Kingdom Of England [Member]
Income tax rate		19.00%
Total amounts in account				$ 144,489	448,659	448,659
Bulgaria [Member]
Total amounts in account				4,061	1,651	1,651
Greece [Member]
REVENUE		$ 13,009,038	$ 11,453,496	55,564,240	51,259,784
Total amounts in account				$ 101,589	$ 134,935	134,935
Income tax rate				22.00%
Acquisition of Cosmofarm [Member]
Goodwill								$ 49,697
National Bank of Greece [Member]
Equity method investment shares acquired, shares		16,666		16,666	16,666
Closing price		$ 0.41		$ 0.40	$ 0.28
Equity method investment shares acquired, value		$ 6,822		$ 6,696	$ 4,609	4,609
ICC International Cannabis Corp [Member]
Equity method investment shares acquired, shares		3,000,000		3,000,000	3,000,000
Closing price		$ 0		$ 0	$ 0
Equity method investment shares acquired, value		$ 0		$ 0	$ 0	0
Pancreta Bank [Member]
Equity method investment shares acquired, value				$ 4,416	$ 4,772	4,772
Decahedron Ltd [Member] | Stock Purchase Agreement [Member]
Common stock shares reserved										170,000
SkyPharm [Member] | Second amendment to loan facility agreement [Member]
Common stock shares reserved									1,000,000
Diversa S.A. [Member]
Equity method investment shares acquired, shares					40,000
Closing price					$ 5.45
Equity method investment shares acquired, value					$ 218,183	$ 218,183